Jun. 18, 2018
Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust
Morgan Stanley June 18, 2018 Supplement SUPPLEMENT DATED JUNE 18, 2018 TO THE PROSPECTUSES OF Morgan Stanley Mortgage Securities Trust, dated February 28, 2018 and June 8, 2018

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.